RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 9 – RELATED PARTIES

a.	Balances with related parties:

	September 30, 2024	December 31, 2023
	USD in thousands
Directors (directors’ accrued compensation)	51	31
Smartec R&D Ltd. (see b below)	-	10
	51	41

b.	During nine months ended September 30, 2023, the Company received development services from Smartec R&D Ltd., a company owned by the Company’s former CTO.

Total compensation paid to Smartec R&E Ltd. during the nine months ended September 30, 2023, was approximately $29 thousand.

NOTE 8 – RELATED PARTIES:

a.	Related Parties Balances:

	December 31,
	2023	2022
	USD in thousands
Directors (directors’ accrued compensation)	31	48
Smartec R&D Ltd. (see note 8b)	10	10
	41	58

b.	During 2022 and 2023 the Company received development services from Smartec R&D Ltd., a company owned by the Company’s former CTO.

Total compensation for the fiscal years ended December 31, 2022 and December 31, 2023 was $117 thousands and $29 thousands, respectively.